Lease Transactions (Tables)	12 Months Ended
Mar. 31, 2023
Leases [Abstract]
Profit or Loss of Lease Transactions as a Lessee
The following table presents profit or loss of lease transactions as a lessee for the fiscal years ended March 31, 2021, 2022 and 2023:

	2021	2022	2023
	(in millions)
Finance lease cost:
Amortization of right-of-use assets	¥4,971	¥4,816	¥5,672
Interest on lease liabilities	240	198	208
Operating lease cost	91,276	81,206	67,393

Information of Lease Transactions as a Lessee
The following table presents information of lease transactions as a lessee for the fiscal years ended March 31, 2022 and 2023:

	2022	2023
	(in millions, except years and percentages)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	¥262	¥282
Operating cash flows from operating leases	107,047	101,549
Financing cash flows from finance leases	7,426	8,124
Right-of-use assets obtained in exchange for new finance lease liabilities	4,055	11,066
Right-of-use assets obtained in exchange for new operating lease liabilities	48,095	35,678
Weighted-average remaining lease term:
Finance leases	3.6 years	3.5 years
Operating leases	8.0 years	7.6 years
Weighted-average discount rate:
Finance leases	0.77%	0.84%
Operating leases	0.76%	0.90%

Maturities of Lease Liabilities as a Leasee
Maturities of lease liabilities as of March 31, 2023 are as follows:

	Finance leases	Operating leases
	(in millions)
2024	¥7,718	¥85,292
2025	5,539	62,184
2026	2,994	44,667
2027	1,991	30,870
2028	1,004	26,836
2029 and thereafter	642	106,453
Total undiscounted cash flows	19,888	356,302
Difference between undiscounted and discounted cash flows	(418)	(18,911)
Amount on balance sheet	¥19,470	¥337,391

Profit or Loss of Lease Transactions as a Lessor
The following table presents profit or loss of lease transactions as a lessor for the fiscal years ended March 31, 2021, 2022 and 2023:

	2021	2022	2023
	(in millions)
Sales type and direct financing leases:
Finance income on net investment	¥122,810	¥116,430	¥127,724
Operating leases:
Lease income	3,663	4,202	6,978
Total	¥126,473	¥120,632	¥134,702

Component of Direct Financing Lease Transactions
The following table presents the components of sales type and direct financing leases transactions as of March 31, 2022 and 2023:

	2022	2023
	(in millions)
Lease receivables (undiscounted)	¥1,855,125	¥2,046,277
Adjustments:
Discounted unguaranteed residual value	12,439	10,278
Initial direct cost on sales type and direct financing leases	27,695	32,780
Deferred selling profit	(306,316)	(350,553)
Net investment in sales type and direct financing leases	¥1,588,943	¥1,738,782

Maturity of the Lease Payment Receivables of Direct Financing Lease Transactions
The following table presents maturity of the lease payment receivables of sales type and direct financing lease transactions as of March 31, 2023:

Lease receivables
(in millions)
2024	¥507,241
2025	466,812
2026	387,246
2027	274,201
2028	205,295
2029 and thereafter	205,482
Total undiscounted cash flows	2,046,277
Difference between undiscounted cash flows and the lease receivables recognized on balance sheet	(307,495)
Amount on balance sheet	¥1,738,782